UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  January 31, 2014

Item 1. Schedule of Investments.

Horizon Spin-Off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	CLOSED-END FUNDS – 0.0%
	GROWTH – 0.0%
400	JZ Capital Partners Ltd.	$2,956
	TOTAL CLOSED-END FUNDS (Cost $2,281)	2,956

	COMMON STOCKS – 91.9%
	BASIC MATERIALS – 1.0%
	CHEMICALS-SPECIALTY – 0.1%
4,000	Valhi, Inc.	56,600

	GOLD MINING – 0.6%
8,000	Franco-Nevada Corp.	388,220

	METAL-DIVERSIFIED – 0.1%
10,000	Glencore Xstrata PLC	53,017

	PRECIOUS METALS – 0.2%
66,880	McEwen Mining, Inc.*	173,888
		671,725
	COMMUNICATIONS – 23.3%
	BROADCAST SERVICES/PROGRAMS – 17.7%
1,200	AMC Networks, Inc. - Class A*	77,328
24,000	CBS Corp. - Class B	1,409,280
400	Discovery Communications, Inc. - Class A*	31,912
4,000	Grupo Televisa S.A.B. - ADR1	116,240
56,800	Liberty Interactive Corp. - Class A*	1,517,128
40,000	Liberty Media Corp. - Class A*	5,263,600
40,600	Starz*	1,135,988
30,000	Viacom, Inc. - Class B	2,463,000
		12,014,476
	E-COMMERCE/SERVICE – 2.7%
23,000	IAC/InterActiveCorp	1,610,920
2,100	Liberty Ventures*	243,600
		1,854,520
	SATELLITE TELECOM – 2.7%
16,800	DISH Network Corp. - Class A*	947,184
16,800	EchoStar Corp. - Class A*	790,104
1,600	Loral Space & Communications, Inc.*	118,960
		1,856,248
	WEB PORTALS/ISP – 0.2%
100	Google, Inc. - Class A*	118,097
		15,843,341
	CONSUMER, CYCLICAL – 23.0%
	BUILDING-RESIDENTIAL/COMMERCIAL – 0.3%
9,000	Brookfield Residential Properties, Inc.*1	203,580

Horizon Spin-Off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
	BUILDING-RESIDENTIAL/COMMERCIAL (Continued)
200	Lennar Corp. - Class A	$8,032
100	TRI Pointe Homes, Inc.*	1,764
		213,376
	CASINO HOTEL – 3.7%
10,000	Las Vegas Sands Corp.	765,200
8,000	Wynn Resorts Ltd.	1,739,360
		2,504,560
	DISTRIBUTION/WHOLESALE – 0.1%
400	Watsco, Inc.	37,848

	HOLDING COMPANY – 10.2%
62,343	Icahn Enterprises LP	6,884,538

	MOTION PICTURES & SERVICES – 1.7%
34,800	DreamWorks Animation SKG, Inc. - Class A*	1,174,152

	PROFESSIONAL SPORTS – 0.0%
200	Madison Square Garden Co. - Class A*	11,606

	RETAIL-APPAREL/SHOES – 0.6%
7,200	L Brands, Inc.	376,992

	RETAIL-AUTOMOBILES – 2.9%
40,000	AutoNation, Inc.*	1,975,600

	RETAIL-BUILDING PRODUCTS – 0.0%
3,959	OSH 1 Liquidating Corp. - Class A*	638

	RETAIL-CONVENIENCE STORES – 0.0%
200	Susser Holdings Corp.*	12,196

	RETAIL-MAJOR DEPTARTMENT STORES – 3.0%
19,600	Sears Canada, Inc.	228,766
44,300	Sears Holdings Corp.*	1,611,191
10,000	Sears Hometown and Outlet Stores, Inc.*	209,900
		2,049,857
	RETAIL-RESTAURANTS – 0.5%
1,700	Burger King Worldwide, Inc.	41,378
34,200	Wendy's Co.	310,194
		351,572
		15,592,935
	CONSUMER, NON-CYCLICAL – 6.2%
	AUCTION HOUSE/ART DEALER – 0.1%
475	Sotheby's	22,762

	BEVERAGES-WINE/SPIRITS – 0.2%
300	Brown-Forman Corp. - Class A	23,106

Horizon Spin-Off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
	BEVERAGES-WINE/SPIRITS (Continued)
11,600	Crimson Wine Group Ltd.*	$95,236
		118,342
	CONSUMER PRODUCTS-MISCELLANEOUS – 5.9%
60,000	Jarden Corp.*	3,627,000
12,797	Prestige Brands Holdings, Inc.*	387,237
		4,014,237
	MEDICAL-DRUGS – 0.0%
2,000	Opko Health, Inc.*	15,860

	PROTECTION-SAFETY – 0.0%
200	Ascent Capital Group, Inc. - Class A*	14,310
		4,185,511
	DIVERSIFIED – 6.3%
	HOLDING COMPANY – 6.3%
75,000	Jardine Strategic Holdings Ltd. - ADR1	1,200,000
112,400	Leucadia National Corp.	3,071,892
		4,271,892

	ENERGY – 6.1%
	OIL COMPANIES-EXPLORATION & PRODUCTION – 0.4%
2,400	Continental Resources, Inc.*	264,480
600	Paramount Resources Ltd. - Class A*	22,577
600	WPX Energy, Inc.*	11,430
		298,487
	OIL COMPANIES-INTEGRATED – 1.1%
18,000	Imperial Oil Ltd.1	734,940

	OIL-U.S. ROYALTY TRUSTS – 4.6%
31,000	Texas Pacific Land Trust	3,133,170
		4,166,597
	FINANCIAL – 25.2%
	COMMERCIAL BANKS-CENTRAL U.S. – 1.1%
12,000	BOK Financial Corp.	771,120

	FINANCE-CONSUMER LOANS – 0.0%
100	Ocwen Financial Corp.*	4,414

	HOLDING COMPANY – 0.0%
100	Berkshire Hathaway, Inc. - Class B*	11,160

	INVESTMENT COMPANIES – 1.6%
12,300	Oaktree Capital Group LLC	718,443

Horizon Spin-Off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
	INVESTMENT COMPANIES (Continued)
234,000	Urbana Corp. - Class A*	$388,670
		1,107,113
	INVESTMENT MANAGEMENT/ADVISORY SERVICES – 7.5%
49,000	Brookfield Asset Management, Inc. - Class A1	1,859,550
41,000	Dundee Corp. - Class A*1	673,474
200	Gluskin Sheff + Associates, Inc.	5,139
13,600	Onex Corp.1	699,992
10,000	Virtus Investment Partners, Inc.*	1,822,600
		5,060,755
	PROPERTY/CASUALTY INSURANCE – 0.0%
100	Amtrust Financial Services, Inc.	3,228

	REAL ESTATE OPERATIONS/DEVELOPMENTS – 13.7%
2,915	Brookfield Property Partners LP*1	55,239
105,100	Dream Unlimited Corp. - Class A*1	1,501,217
34,600	Forest City Enterprises, Inc. - Class A*	629,374
56,800	Howard Hughes Corp.*	7,086,936
		9,272,766
	REITS-DIVERSIFIED – 0.3%
2,000	Vornado Realty Trust	183,660

	REITS-REGIONAL MALLS – 0.7%
27,000	Rouse Properties, Inc.	470,880

	REITS-SHOPPING CENTERS – 0.3%
48,000	Link REIT	217,007
		17,102,103
	INDUSTRIAL – 0.8%
	AEROSPACE/DEFENSE-EQUIPMENT – 0.0%
325	HEICO Corp. - Class A	12,659

	AIRPORT DEVELOPMENT/MAINTENANCE – 0.5%
440,000	Beijing Capital International Airport Co., Ltd. - Class H	334,939

	DIVERSIFIED MANUFACTURING – 0.3%
2,800	Colfax Corp.*	168,700
100	Danaher Corp.	7,439
		176,139
		523,737
	TOTAL COMMON STOCKS (Cost $39,688,565)	62,357,841

Horizon Spin-Off and Corporate Restructuring Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2014 (Unaudited)

Number of Shares		Value

	EXCHANGE-TRADED FUNDS – 0.3%
	GAMING & ENTERTAINMENT – 0.3%
4,000	Market Vectors Gaming ETF	$206,479

	GROWTH & INCOME – 0.0%
200	PowerShares Buyback Achievers Portfolio	8,194

	TOTAL EXCHANGE-TRADED FUNDS (Cost $91,588)	214,673

	PREFERRED STOCKS – 0.0%
	CONSUMER, CYCLICAL – 0.0%
	RETAIL-BUILDING PRODUCTS – 0.0%
3,959	OSH 1 Liquidating Corp.	79

	TOTAL PREFERRED STOCKS (Cost $—)	79

Principal Amount

	SHORT-TERM INVESTMENTS – 7.7%
$5,243,133	UMB Money Market Fiduciary, 0.01%2	5,243,133

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,243,133)	5,243,133

	TOTAL INVESTMENTS – 99.9% (Cost $45,025,567)	67,818,682
	Other Assets in Excess of Liabilities – 0.1%	68,449

	TOTAL NET ASSETS – 100.0%	$67,887,131

ADR – American Depository Receipt
ETF – Exchange Traded Fund
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Horizon Spin-Off and Corporate Restructuring Fund
NOTES TO SCHEDULE OF INVESTMENTS
January 31, 2014 (Unaudited)

Note 1 – Organization
The Horizon Spin-Off and Corporate Restructuring Fund (formerly known as the Liberty Street Horizon Fund) (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term growth of capital.  The Fund currently offers three classes of shares: Class A, Class C, and Institutional Class.  Class A commenced operations on May 4, 2007. Class C commenced operations on May 24, 2007.  Institutional Class commenced operations on July 11, 2007.

The Fund is the accounting and performance successor to the Liberty Street Horizon Fund, a series of Forum Funds (the “Predecessor Fund”).  On October 12, 2009, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A, C, and Institutional shares of the Fund.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices.  Equity securities that are traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at fair value considering prices for securities of comparable maturity, quality and type.  Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost.  The Fund values exchange-traded options at the last sales price, or, if no last sales price is available, at the last bid price.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days.  Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

Horizon Spin-Off and Corporate Restructuring Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Forward Foreign Currency Contracts
The Fund may utilize forward foreign currency contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  At January 31, 2014, the Fund did not have any forward contracts outstanding.

Horizon Spin-Off and Corporate Restructuring Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

Note 3 – Federal Income Taxes
At January 31, 2014, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$45,075,407

Gross unrealized appreciation	$24,704,094
Gross unrealized depreciation	(1,960,819)

Net unrealized appreciation on investments	$22,743,275

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Horizon Spin-Off and Corporate Restructuring Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
January 31, 2014 (Unaudited)

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of January 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Closed-End Funds	$2,956	$-	$-	$2,956
Common Stocks*	62,357,841	-	-	62,357,841
Exchange-Traded Funds	214,673	-	-	214,673
Preferred Stocks	79	-	-	79
Short-Term Investments	5,243,133	-	-	5,243,133
Total Investments	$67,818,682	$-	$-	$67,818,682

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	3/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	3/28/14

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	3/28/14

* Print the name and title of each signing officer under his or her signature.